Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Furniture and fixtures	5 years
Leasehold improvement	Lesser of lease life or economic life
Equipment	5 years
Computers and software	5 years